Reserves - Summary of Reserves (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reserves within equity [line items]
Share-based payment reserve	$ 37,161,498	$ 42,462,654	$ 37,161,498
Foreign currency translation reserve	(15,136,944)	(16,626,921)	(15,136,944)
Convertible loan note reserve	4,523,095	4,523,095	4,523,095
Reserves	26,547,649	30,358,828	26,547,649
Foreign currency translation reserve	(15,136,944)	(16,626,918)	(15,136,944)
Balance at the beginning of the year	251,133,478	226,056,269		$ 138,449,834	$ 44,527,798
Equity settled share-based payments	5,135,987	5,301,155		12,028,757	3,574,080
Balance at the end of the year	226,056,269	183,936,275	226,056,269	$ 251,133,478	$ 138,449,834
Share-based Payment Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year		37,161,498	32,025,511
Performance rights cash-settled in current period		(296,432)	(133,878)
Equity settled share-based payments		5,621,960	5,354,429
Exchange differences		(24,372)	(84,564)
Balance at the end of the year	37,161,498	42,462,654	37,161,498
Foreign Currency Translation Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year		(15,136,944)	(12,691,406)
Exchange differences on translation of foreign operations		(1,489,974)	(2,445,538)
Balance at the end of the year	$ (15,136,944)	$ (16,626,918)	$ (15,136,944)